Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2026 USD ($)
Cash flows from operating activities:
Net loss	$ (17,548,913)	$ (2,249,860)	$ (17,354,044)
Adjustments to reconcile net loss to net cash used in operating activities
Allowance for expected credit losses	223,799	28,692	221,652
Share based payments for marketing advisory			4,690,567
Depreciation of property and equipment	8,332	1,068	8,332
Change in operating assets and liabilities:
Accounts receivable	159,189	20,409	(32,865)
Due to a director			(1,269,266)
Prepayments	3,899,195	499,897	3,610,305
Deposits and other receivables	167,514	21,476	(62,220)
Accrued liabilities and other payable	(158,097)	(20,268)	(2,492,917)
Tax payables			107,531
Contract liabilities	(138,415)	(17,745)	5,646,969
Net cash provided by (used in) operating activities	(13,387,396)	(1,716,331)	(6,925,956)
Cash flows from investing activities
Issuance of promissory note receivables, net	(27,087,417)	(3,472,746)	(17,135,198)
Cash paid for acquisition	(13,260,000)	(1,700,000)		$ (1,700,000)
Net cash used in investing activities	(40,347,417)	(5,172,746)	(17,135,198)
Cash flows from financing activities
Proceeds from issuance of new shares			9,349,080
Proceeds from follow-on public offerings	54,054,000	6,930,000
Payment of deferred offering cost	(174,196)	(22,333)
Net cash (used in) provided by financing activities	53,879,804	6,907,667	9,349,080
Effect of foreign exchange rate changes	(47,144)	(6,044)	15,809
Net change in cash and cash equivalent	97,847	12,546	(14,696,265)
BEGINNING OF PERIOD	20,890,350	2,678,249	43,112,523	$ 2,678,249
END OF PERIOD	20,988,197	2,690,795	28,416,258
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes
Cash paid for interest